Affiliated companies and other equity-method investees	12 Months Ended
Mar. 31, 2017
Affiliated companies and other equity-method investees
Affiliated companies and other equity-method investees

19. Affiliated companies and other equity-method investees:

Nomura’s significant affiliated companies and other equity-method investees include JAFCO Co., Ltd. (“JAFCO”), Nomura Research Institute, Ltd. (“NRI”) and Nomura Real Estate Holdings, Inc. (“NREH”).

JAFCO

JAFCO, which is a listed company in Japan, manages various venture capital funds and provides private equity-related investment services to portfolio companies.

As of March 31, 2017, Nomura’s ownership of JAFCO was 19.5% and there was no remaining equity method goodwill included in the carrying amount of the investment. Nomura accounts for JAFCO using the equity method because Nomura still has the ability to exercise significant influence over operating and financial decisions of JAFCO.

NRI

NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.

As of March 31, 2017, Nomura’s ownership of NRI was 37.2% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥57,115 million.

NREH

NREH is the holding company of the Nomura Real Estate Group which is primarily involved in the residential property development, leasing, investment management as well as other real estate-related activities.

As of March 31, 2017, Nomura’s ownership of NREH was 34.1% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥11,012 million.

Summary financial information—

The following tables present summarized financial information for significant affiliated companies of Nomura (including those elected for the fair value option) as of March 31, 2016 and 2017, and for the years ended March 31, 2015, 2016 and 2017.

	Millions of yen
	March 31
	2016(1)	2017
Total assets	¥8,484,222	¥2,609,327
Total liabilities	7,143,940	1,449,961

	Millions of yen
	Year ended March 31
	2015(1)	2016(1)	2017
Net revenues	¥872,967	¥831,774	¥873,423
Non-interest expenses	681,556	673,014	694,089
Net income attributable to the companies	136,914	114,770	122,123

(1)	Certain changes to the presentation of previously reported amounts have been made to conform to the current year.

The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2016 and 2017, and for the years ended March 31, 2015, 2016 and 2017.

	Millions of yen
	March 31
	2016	2017
Investments in affiliated companies	¥394,984	¥419,816
Advances to affiliated companies	300	300
Other receivables from affiliated companies	1,372	1,577
Other payables to affiliated companies	7,606	12,284

	Millions of yen
	Year ended March 31
	2015	2016	2017
Revenues	¥688	¥1,124	¥1,205
Non-interest expenses	48,176	42,852	38,271
Purchase of software, securities and tangible assets	26,772	20,679	23,285

The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2016 and 2017.

	Millions of yen
	March 31
	2016	2017
Carrying amount	¥387,825	¥414,563
Fair value	487,656	533,213

Equity in earnings of equity-method investees, including those above, was income of ¥43,028 million, income of ¥33,917 million and income of ¥33,000 million for the years ended March 31, 2015, 2016 and 2017, respectively. Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income. Dividends from equity-method investees for the years ended March 31, 2015, 2016 and 2017 were ¥8,256 million, ¥11,031 million and ¥11,941 million, respectively.